Cover	Sep. 08, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-36002
Entity Registrant Name	Clearway Energy, Inc.
Entity Central Index Key	0001567683
Entity Tax Identification Number	46-1777204
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	902 Carnegie Center
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	608-1525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class C Common Stock, par value $0.01
Trading Symbol	CWEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	300 Carnegie Center
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540